Putnam Core Bond Fund†
† Effective February 28, 2023, the fund changed its name from Putnam Fixed Income Absolute Return Fund.
The fund's portfolio
1/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (101.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.7%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$45,543	$46,897
5.00%, with due dates from 5/20/49 to 3/20/50	150,659	153,030
4.50%, TBA, 2/1/53	12,000,000	11,915,360
4.00%, TBA, 2/1/53	8,000,000	7,774,306
4.00%, 1/20/50	16,774	16,428
3.50%, with due dates from 9/20/49 to 11/20/49	211,380	200,781
3.00%, TBA, 2/1/53	8,000,000	7,349,476

		27,456,278
U.S. Government Agency Mortgage Obligations (93.3%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	81,843	82,526
4.50%, 5/1/49	11,396	11,412
Uniform Mortgage-Backed Securities
6.00%, TBA, 3/1/53	14,000,000	14,356,563
6.00%, TBA, 2/1/53	14,000,000	14,383,907
5.50%, TBA, 3/1/53	22,000,000	22,332,589
5.50%, TBA, 2/1/53	52,000,000	52,828,776
5.00%, TBA, 3/1/53	16,000,000	16,054,374
5.00%, TBA, 2/1/53	156,000,000	156,621,566
4.50%, TBA, 2/1/53	43,000,000	42,472,579
3.50%, TBA, 2/1/53	7,000,000	6,569,609
2.50%, TBA, 2/1/53	5,000,000	4,376,170
2.00%, TBA, 2/1/53	5,000,000	4,208,284

		334,298,355

Total U.S. government and agency mortgage obligations (cost $357,299,021)		$361,754,633

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Bonds 6.75%, 8/15/26(i)	$22,000	$24,794
U.S. Treasury Notes
3.00%, 9/30/25(i)	334,000	329,264
1.625%, 5/15/31(i)	425,000	371,255

Total U.S. treasury obligations (cost $725,313)		$725,313

CORPORATE BONDS AND NOTES (14.2%)(a)
	Principal amount	Value
Basic materials (2.2%)
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27	$980,000	$926,100
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	660,000	593,539
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	1,080,000	1,095,259
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	450,000	455,810
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	430,000	372,386
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)	410,000	336,713
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)	850,000	758,625
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	1,705,000	1,543,025
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29	425,000	405,344
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24	1,520,000	1,512,400

		7,999,201
Capital goods (0.9%)
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	793,000	779,305
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)	530,000	530,000
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	586,000	511,285
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	300,000	304,458
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	520,000	519,817
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	586,000	595,376

		3,240,241
Communication services (0.9%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	490,000	453,250
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28	278,000	227,455
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	650,000	560,219
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	265,000	283,507
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	1,045,000	1,060,542
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	526,000	527,643

		3,112,616
Consumer cyclicals (1.5%)
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	1,000,000	982,870
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	410,000	357,987
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	483,000	474,581
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	861,000	836,918
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	471,000	388,283
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	680,000	643,450
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	837,000	737,532
Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/30	123,000	111,725
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	440,000	416,960
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	520,000	487,318

		5,437,624
Consumer staples (1.7%)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	2,280,000	2,161,554
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29	840,000	724,500
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	515,000	493,815
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	762,000	700,865
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	710,000	736,574
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	85,000	86,210
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26	1,093,000	1,038,394

		5,941,912
Energy (3.9%)
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	1,085,000	947,476
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	840,000	827,400
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	215,000	211,099
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	193,000	151,642
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	835,000	778,479
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	1,230,000	1,205,400
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	1,035,000	1,024,774
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	867,000	807,394
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)	560,000	520,800
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	780,000	781,014
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	758,000	765,928
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	1,259,000	1,324,002
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	400,000	398,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	488,000	489,156
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	88,000	84,653
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	78,000	77,754
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	278,000	222,551
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	145,000	120,359
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)	600,000	586,200
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	820,000	807,171
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32	379,000	334,096
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	1,225,000	1,140,781
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	368,000	337,180

		13,943,309
Financials (1.6%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	540,000	594,727
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	1,209,000	1,201,569
Credit Suisse Group AG 144A jr. unsec. sub. FRN 7.50%, perpetual maturity (Switzerland)	1,150,000	1,089,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	1,095,000	1,080,223
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	346,000	343,405
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)	400,000	367,868
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	1,000,000	993,455

		5,670,872
Health care (1.1%)
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	930,000	883,556
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	140,000	117,648
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26	1,655,000	1,611,920
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	1,132,000	1,128,508

		3,741,632
Technology (0.1%)
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	591,000	514,170

		514,170
Utilities and power (0.3%)
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	755,000	696,684
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	501,000	418,425

		1,115,109

Total corporate bonds and notes (cost $54,251,326)		$50,716,686

MORTGAGE-BACKED SECURITIES (13.9%)(a)
	Principal amount	Value
Commercial mortgage-backed securities (6.3%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	$75,721	$1
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.766%, 11/15/54(WAC)	36,966,496	1,107,158
FRB Ser. 18-BN10, Class XA, IO, 0.692%, 2/15/61(WAC)	39,072,548	1,098,732
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	16,225	15,657
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.708%, 1/15/53(WAC)	10,601,295	362,403
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.546%, 2/10/50(WAC)	756,000	584,165
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.607%, 5/10/58(WAC)	5,821,893	224,477
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC21, Class XA, IO, 1.124%, 5/10/47(WAC)	8,746,657	89,105
FRB Ser. 14-GC19, Class XA, IO, 1.096%, 3/11/47(WAC)	13,421,659	97,522
FRB Ser. 13-GC17, Class XA, IO, 0.988%, 11/10/46(WAC)	10,199,745	39,873
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.088%, 3/11/47(WAC)	561,000	526,562
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.781%, 5/10/47(WAC)	2,166,000	1,980,887
FRB Ser. 15-LC19, Class C, 4.215%, 2/10/48(WAC)	1,031,000	956,877
FRB Ser. 14-UBS4, Class XA, IO, 1.087%, 8/10/47(WAC)	5,783,667	60,905
FRB Ser. 14-CR20, Class XA, IO, 0.944%, 11/10/47(WAC)	20,523,939	243,209
FRB Ser. 14-CR19, Class XA, IO, 0.931%, 8/10/47(WAC)	18,945,234	193,706
FRB Ser. 13-CR11, Class XA, IO, 0.896%, 8/10/50(WAC)	49,151,353	118,307
FRB Ser. 15-CR23, Class XA, IO, 0.862%, 5/10/48(WAC)	18,111,254	254,983
FRB Ser. 15-CR22, Class XA, IO, 0.82%, 3/10/48(WAC)	10,098,298	153,494
FRB Ser. 15-LC21, Class XA, IO, 0.654%, 7/10/48(WAC)	31,247,578	387,442
COMM Mortgage Trust 144A FRB Ser. 13-CR13, Class E, 4.876%, 11/10/46(WAC)	523,000	405,792
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	4,649,202	1,706,257
CSAIL Commercial Mortgage Trust Ser. 15-C1, Class XA, IO, 0.817%, 4/15/50(WAC)	18,459,636	210,532
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.355%, 8/10/44(WAC)	1,248,987	1,105,395
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.686%, 6/10/47(WAC)	1,251,000	1,194,232
FRB Ser. 14-GC18, Class XA, IO, 1.022%, 1/10/47(WAC)	15,788,129	97,886
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C24, Class XA, IO, 0.859%, 11/15/47(WAC)	33,731,875	330,862
FRB Ser. 14-C19, Class XA, IO, 0.624%, 4/15/47(WAC)	11,187,735	48,544
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class XA, IO, 0.867%, 12/15/47(WAC)	4,698,052	6,986
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-LC9, Class D, 3.797%, 12/15/47(WAC)	327,000	326,827
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C26, Class XA, IO, 0.966%, 10/15/48(WAC)	12,996,562	206,242
FRB Ser. 13-C13, Class XA, IO, 0.93%, 11/15/46(WAC)	42,647,255	152,771
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.656%, 8/15/45(WAC)	1,026,000	946,709
FRB Ser. 13-C10, Class E, 4.07%, 7/15/46(WAC)	3,310,000	1,133,344
FRB Ser. 13-C10, Class F, 4.07%, 7/15/46(WAC)	2,461,000	502,499
Morgan Stanley Capital I Trust FRB Ser. 16-UB12, Class XA, IO, 0.652%, 12/15/49(WAC)	21,285,676	424,111
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 20-FL4, Class C, 9.256%, 2/25/35	2,333,000	2,278,746
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.004%, 12/15/50(WAC)	10,557,020	380,106
FRB Ser. 18-C8, Class XA, IO, 0.821%, 2/15/51(WAC)	13,245,776	450,478
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 13-C5, Class XA, IO, 0.658%, 3/10/46(WAC)	1,185,438	12
FRB Ser. 12-C2, Class XA, IO, 0.601%, 5/10/63(WAC)	1,088,685	11
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.342%, 11/15/48(WAC)	826,540	258
Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.079%, 8/15/50(WAC)	15,082,015	141,596
Wells Fargo Commercial Mortgage Trust 144A Ser. 20-C55, Class D, 2.50%, 2/15/53	2,057,000	1,338,781
WF-RBS Commercial Mortgage Trust 144A Ser. 11-C4, Class D, 4.845%, 6/15/44(WAC)	771,000	643,563

		22,528,005
Residential mortgage-backed securities (non-agency) (7.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 4.579%, 5/25/47	1,188,823	636,941
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	194,814	182,594
Bellemeade Re, Ltd. 144A FRB Ser. 20-2A, Class B1, (ICE LIBOR USD 1 Month + 8.50%), 13.006%, 8/26/30 (Bermuda)	421,000	432,247
BRAVO Residential Funding Trust 144A Ser. 21-C, Class A1, 1.62%, 3/1/61	394,615	343,315
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (ICE LIBOR USD 1 Month + 0.24%), 4.986%, 6/25/36	937,203	900,512
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 3.647%, 4/25/37(WAC)	316,736	269,348
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 5.146%, 11/20/35	1,504,471	1,346,662
FRB Ser. 06-OA10, Class 2A1, (ICE LIBOR USD 1 Month + 0.38%), 4.886%, 8/25/46	330,787	276,724
FRB Ser. 06-OA7, Class 1A1, 2.834%, 6/25/46(WAC)	392,021	361,875
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (ICE LIBOR USD 1 Month + 0.62%), 5.126%, 4/25/35	239,153	205,476
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (ICE LIBOR USD 1 Month + 9.20%), 13.706%, 10/25/27	987,578	1,017,771
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 12.056%, 12/25/27	742,203	740,578
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.206%, 4/25/28	94,313	99,107
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (ICE LIBOR USD 1 Month + 3.80%), 8.306%, 3/25/29	181,225	185,501
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 8.056%, 8/25/29	587,551	608,115
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (ICE LIBOR USD 1 Month + 2.50%), 7.006%, 3/25/30	361,000	365,513
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 9.56%, 3/25/42	2,826,000	2,822,468
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 7.11%, 10/25/50	24,929	25,247
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 6.96%, 7/25/42	347,574	351,919
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 6.906%, 2/25/47	764,260	768,082
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.46%, 9/25/42	18,251	18,380
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.41%, 3/25/42	23,131	23,160
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.16%, 1/25/42	347,000	335,933
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.61%, 2/25/42	292,543	290,349
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 5.506%, 2/25/47	2,568,110	2,546,346
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.31%, 1/25/42	47,173	46,334
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.16%, 9/25/41	224,828	217,047
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.11%, 10/25/41	230,126	228,283
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	340,000	304,281
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.256%, 10/25/28	833,483	928,923
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.256%, 8/25/28	287,481	318,896
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 11.456%, 8/25/28	20,757	21,962
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.256%, 8/25/28	6,411	6,813
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 10.506%, 9/25/28	68,536	71,994
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 10.406%, 10/25/28	70,087	73,241
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.206%, 4/25/28	685,597	723,621
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 10.056%, 4/25/28	140,437	147,450
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 10.006%, 9/25/29	598,000	651,634
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 9.506%, 11/25/24	687	695
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 9.406%, 11/25/24	370,576	385,673
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 9.006%, 12/25/30	842,700	891,414
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 8.806%, 2/25/25	42,507	43,984
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.506%, 5/25/25	3,912	3,991
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 8.156%, 9/25/29	135,000	139,605
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 7.406%, 7/25/24	244,086	246,800
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (ICE LIBOR USD 1 Month + 2.80%), 7.306%, 2/25/30	61,000	61,630
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (ICE LIBOR USD 1 Month + 2.60%), 7.106%, 5/25/24	80,631	81,842
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (ICE LIBOR USD 1 Month + 2.35%), 6.856%, 1/25/31	194,455	196,156
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.31%, 1/25/42	1,012,000	983,538
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.26%, 6/25/42	50,528	51,567
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 6.956%, 7/25/31	27,284	27,318
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 6.81%, 9/25/42	112,447	113,064
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 6.656%, 11/25/39	428,868	425,733
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (ICE LIBOR USD 1 Month + 2.00%), 6.506%, 1/25/40	81,527	81,260
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.51%, 1/25/42	161,621	160,005
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.31%, 12/25/41	96,538	95,451
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.21%, 11/25/41	79,987	79,235
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	235,787	216,951
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	742,746	247,550
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 4.99%, 5/19/35	753,455	257,927
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 8.46%, 1/25/34 (Bermuda)	213,000	179,264
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3, 3.196%, 5/25/65(WAC)	647,000	583,149
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%), 4.906%, 6/25/37	515,650	217,609
Legacy Mortgage Asset Trust 144A Ser. 21-GS3, Class A2, 3.25%, 7/25/61	403,000	343,533
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (ICE LIBOR USD 1 Month + 0.43%), 4.936%, 5/25/46	614,959	528,865
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	381,000	354,399
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.487%, 8/25/26(WAC)	870,000	789,525
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 5.486%, 10/25/45	415,146	388,830
FRB Ser. 05-AR10, Class 1A3, 3.832%, 9/25/35(WAC)	225,893	201,645

		27,272,850

Total mortgage-backed securities (cost $60,452,121)		$49,800,855

COLLATERALIZED LOAN OBLIGATIONS (9.0%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 4/15/34 (Cayman Islands)	$1,245,000	$1,223,547
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.008%, 7/20/34 (Cayman Islands)	902,000	889,759
AIG CLO, LLC 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34	400,000	394,242
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.915%, 4/22/34	365,000	359,625
Allegany Park CLO, Ltd. 144A FRB Ser. 22-1A, Class AR, (CME TERM SOFR 3 Month + 1.30%), 5.939%, 1/20/35 (Cayman Islands)	750,000	732,098
American Money Management Corp. CLO 21, Ltd. 144A FRB Ser. 17-21A, Class A, (ICE LIBOR USD 3 Month + 1.25%), 5.71%, 11/2/30 (Cayman Islands)	1,250,000	1,242,169
Apidos CLO XII 144A FRB Ser. 18-12A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.872%, 4/15/31 (Cayman Islands)	1,071,000	1,061,420
Ares LXI CLO, Ltd. 144A FRB Ser. 21-61A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 5.958%, 10/20/34 (Cayman Islands)	500,000	494,145
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME TERM SOFR 3 Month + 1.44%), 6.098%, 4/15/35 (Cayman Islands)	500,000	490,047
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 5.862%, 4/15/34 (Cayman Islands)	750,000	737,009
Battery Park CLO II, Ltd. 144A FRB Ser. 22-1A, Class A1, (CME TERM SOFR 3 Month + 2.21%), 6.39%, 10/20/35	800,000	796,945
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (ICE LIBOR USD 3 Month + 1.09%), 5.898%, 4/20/31	631,000	626,811
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.962%, 10/15/34 (Cayman Islands)	619,000	608,794
Canyon Capital CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.862%, 7/15/31 (Cayman Islands)	785,000	775,266
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-1A, Class A1R2, (ICE LIBOR USD 3 Month + 0.97%), 5.762%, 4/17/31 (Cayman Islands)	847,424	839,655
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-3RA, Class A1A, (ICE LIBOR USD 3 Month + 1.05%), 5.865%, 7/27/31 (Cayman Islands)	621,879	616,101
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 5.918%, 4/20/32 (Cayman Islands)	1,119,000	1,105,597
CBAM CLO Management, Ltd. 144A FRB Ser. 18-5A, Class A, (ICE LIBOR USD 3 Month + 1.02%), 5.812%, 4/17/31 (Cayman Islands)	881,000	869,986
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 5.785%, 7/27/30 (Cayman Islands)	1,174,646	1,162,217
CIFC Funding, Ltd. 144A FRB Ser. 21-4A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 5.766%, 10/24/30 (Cayman Islands)	750,798	742,977
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 6.022%, 10/15/31 (Cayman Islands)	796,970	792,252
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 5.992%, 7/15/34 (Cayman Islands)	1,054,000	1,040,673
ICG US CLO, Ltd. 144A FRB Ser. 18-1A, Class A2R, (ICE LIBOR USD 3 Month + 1.55%), 6.348%, 10/19/28 (Cayman Islands)	500,000	489,725
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (ICE LIBOR USD 3 Month + 1.24%), 6.058%, 7/25/34 (Cayman Islands)	400,000	394,613
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.888%, 4/20/31 (Cayman Islands)	934,000	918,970
Madison Park Funding XVIII, Ltd. 144A FRB Ser. 21-18A, Class ARR, (ICE LIBOR USD 3 Month + 0.94%), 5.755%, 10/21/30 (Cayman Islands)	1,145,624	1,133,770
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 6.112%, 4/15/32 (Cayman Islands)	500,000	492,475
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.082%, 1/15/35 (Cayman Islands)	250,000	244,465
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	379,000	373,160
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 5.848%, 7/20/32 (Cayman Islands)	1,015,000	999,665
Octagon Investment Partners 29, Ltd. 144A FRB Ser. 20-1A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 5.996%, 1/24/33 (Cayman Islands)	528,000	521,655
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 6.606%, 5/15/32 (Cayman Islands)	983,000	949,659
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 5.808%, 10/20/31 (Cayman Islands)	500,000	491,749
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.16%), 5.952%, 10/15/34 (Cayman Islands)	341,000	335,357
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	1,000,000	984,948
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-2A, Class A1, (ICE LIBOR USD 3 Month + 1.16%), 5.968%, 7/20/34 (Cayman Islands)	400,000	392,413
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 5.873%, 8/13/31 (Jersey)	400,000	393,600
Sound Point CLO VIII-R, Ltd. 144A FRB Ser. 21-1RA, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.872%, 4/15/30 (Cayman Islands)	452,251	445,826
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	724,000	704,479
Sound Point CLO XXVIII, Ltd. 144A FRB Ser. 20-3A, Class A1, (ICE LIBOR USD 3 Month + 1.28%), 6.098%, 1/25/32 (Cayman Islands)	600,000	591,560
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 5.942%, 7/15/32 (Cayman Islands)	500,000	490,089
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 6.508%, 1/20/29 (Cayman Islands)	1,200,000	1,166,854
Wellfleet CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 7/17/31	1,000,000	981,309
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 6.282%, 7/15/32	1,214,000	1,197,016

Total collateralized loan obligations (cost $32,321,444)		$32,294,692

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (5.0%)(a)
		Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$800,000	$625,000
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		845,000	745,808
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		1,520,000	1,349,000
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	210,000	178,614
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		$1,295,000	1,150,931
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		572,000	486,451
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		682,000	701,760
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		150,000	147,042
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		379,000	377,491
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)		1,090,000	1,005,298
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		230,000	169,333
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		870,000	718,834
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default)(NON)		380,000	152,000
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default)(NON)		630,000	238,613
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		885,000	885,618
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		1,194,000	1,141,617
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		310,000	308,261
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,290,000	1,285,769
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		690,000	731,538
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		420,000	381,108
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		535,000	518,950
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		255,000	251,813
Romania (Government of) 144A unsec. bonds 3.625%, 3/27/32 (Romania)		1,000,000	840,470
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		255,000	256,595
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		305,000	293,561
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		1,090,000	714,225
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		2,170,000	1,779,113
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		500,000	492,500

Total foreign government and agency bonds and notes (cost $19,840,548)			$17,927,313

CONVERTIBLE BONDS AND NOTES (0.9%)(a)
	Principal amount	Value
Capital goods (—%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	$33,000	$35,442
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	44,000	40,546

		75,988
Communication services (0.1%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	93,000	60,849
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	21,000	27,458
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	75,000	69,300

		157,607
Consumer cyclicals (0.2%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	53,000	42,466
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	23,000	19,366
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	44,000	62,647
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	27,000	33,446
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	43,000	29,240
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	52,000	47,320
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	73,000	74,095
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	51,000	40,647
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	99,000	106,178
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	20,000	28,650
NCL Corp., Ltd. 144A company guaranty cv. sr. unsec. notes 2.50%, 2/15/27	43,000	33,863
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	51,000	77,852
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	40,000	42,700
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	65,000	61,506

		699,976
Consumer staples (0.1%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	20,000	17,170
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	35,000	28,634
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	36,000	31,298
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	41,000	32,210
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	58,000	52,165
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	39,000	28,999
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	50,000	43,937
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	39,000	30,666
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	35,000	27,038
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	25,000	25,613

		317,730
Energy (—%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	49,000	52,689
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	14,000	32,935

		85,624
Financials (—%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	43,000	32,207

		32,207
Health care (0.2%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	36,000	40,500
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27	21,000	19,982
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	46,000	48,438
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	77,000	68,723
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	80,000	74,900
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	36,000	49,698
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	27,000	28,391
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	61,000	59,894
Lantheus Holdings, Inc. 144A cv. company guaranty sr. unsec. unsub. notes 2.625%, 12/15/27	36,000	38,408
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	50,000	45,688
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	37,000	29,670

		504,292
Technology (0.3%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26	24,000	17,805
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	111,000	109,890
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	39,000	41,789
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	48,000	40,080
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	44,000	35,288
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	33,000	44,237
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	37,000	33,578
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	28,000	30,783
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	32,000	35,040
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26	41,000	31,468
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	37,000	31,243
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	26,000	24,557
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	42,000	57,490
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	58,000	52,635
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	24,000	29,400
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	63,000	53,424
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	26,000	38,987
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	27,000	44,253
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	67,000	58,416
Perficient, Inc. cv. sr. unsec. notes 0.125%, 11/15/26	42,000	33,995
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	48,000	41,970
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	51,000	37,638
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	78,000	67,127
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	36,000	30,024
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	22,000	20,889
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	42,000	32,382
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	27,000	28,013
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	34,000	33,018
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	23,000	25,128

		1,160,547
Transportation (—%)
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	39,000	30,830
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	62,000	74,338

		105,168
Utilities and power (—%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	56,000	57,288
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	48,000	49,032

		106,320

Total convertible bonds and notes (cost $3,496,993)		$3,245,459

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$383,322	$378,530
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 6.506%, 11/25/55	916,000	827,293
MRA Issuance Trust 144A FRB Ser. 22-2, Class A3, (US SOFR + 1.25%), 5.55%, 6/15/23	1,000,000	1,000,000

Total asset-backed securities (cost $2,254,667)		$2,205,823

SHORT-TERM INVESTMENTS (53.2%)(a)
		Principal amount/shares	Value
Interest in $385,437,000 joint tri-party repurchase agreement dated 1/31/2023 with Citigroup Global Markets, Inc. due 2/1/2023 - maturity value of $89,526,692 for an effective yield of 4.300% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 4.500% to 6.500% and due dates ranging from 10/20/2052 to 11/20/2052, valued at $393,168,615)		$89,516,000	$89,516,000
Interest in $200,000,000 joint tri-party repurchase agreement dated 1/31/2023 with JPMorgan Securities, LLC due 2/1/2023 - maturity value of $88,010,462 for an effective yield of 4.280% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 2.625% to 3.000% and due dates ranging from 2/15/2029 to 5/15/2042, valued at $204,024,288)		88,000,000	88,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(P)	Shares	4,818,000	4,818,000
U.S. Treasury Bills 4.410%, 2/23/23(SEGSF)(SEGCCS)		$2,200,000	2,194,014
U.S. Treasury Bills 3.814%, 2/2/23(SEG)(SEGSF)(SEGCCS)(SEGTBA)		4,300,000	4,299,523
U.S. Treasury Bills zero%, 6/15/23(i)		1,752,000	1,721,690
U.S. Treasury Bills zero%, 4/27/23(i)		49,000	48,466

Total short-term investments (cost $190,597,891)			$190,597,693
TOTAL INVESTMENTS

Total investments (cost $721,239,324)			$709,268,467

	FORWARD CURRENCY CONTRACTS at 1/31/23 (aggregate face value $25,036,764) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	4/19/23	$8,423	$8,279	$(144)
		New Zealand Dollar	Sell	4/19/23	15,713	15,310	(403)
		Swedish Krona	Sell	3/15/23	2,798	2,812	14
	Barclays Bank PLC
		Swiss Franc	Buy	3/15/23	142,849	139,046	3,803
	Citibank, N.A.
		Australian Dollar	Sell	4/19/23	12,034	11,601	(433)
		Canadian Dollar	Sell	4/19/23	14,815	14,519	(296)
		Euro	Buy	3/15/23	2,943	2,930	13
		Norwegian Krone	Sell	3/15/23	7,839	7,873	34
		Swedish Krona	Sell	3/15/23	18,411	18,314	(97)
		Swiss Franc	Sell	3/15/23	11,084	10,849	(235)
	Goldman Sachs International
		Swiss Franc	Buy	3/15/23	1,658,240	1,614,088	44,152
	HSBC Bank USA, National Association
		Australian Dollar	Sell	4/19/23	95,709	92,233	(3,476)
		British Pound	Sell	3/15/23	315,032	312,050	(2,982)
		Canadian Dollar	Sell	4/19/23	41,663	40,956	(707)
		Euro	Buy	3/15/23	16,568	16,622	(54)
		New Zealand Dollar	Sell	4/19/23	14,485	14,021	(464)
		Norwegian Krone	Buy	3/15/23	27,965	29,093	(1,128)
		Swedish Krona	Sell	3/15/23	116,312	119,509	3,197
		Swiss Franc	Sell	3/15/23	36,206	35,642	(564)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	3/15/23	193,363	191,547	(1,816)
		Canadian Dollar	Sell	4/19/23	182,520	179,427	(3,093)
		Euro	Sell	3/15/23	436,331	423,030	(13,301)
		Norwegian Krone	Sell	3/15/23	13,741	13,698	(43)
		Swiss Franc	Buy	3/15/23	11,958	11,643	315
	Morgan Stanley & Co. International PLC
		British Pound	Buy	3/15/23	1,851	1,952	(101)
		Euro	Sell	3/15/23	267,597	259,455	(8,142)
		Japanese Yen	Buy	2/15/23	1,942,116	1,910,329	31,787
		Japanese Yen	Sell	2/15/23	1,942,116	1,923,138	(18,978)
		Japanese Yen	Buy	5/17/23	1,804,792	1,801,429	3,363
		New Zealand Dollar	Sell	4/19/23	1,714,668	1,659,680	(54,988)
	NatWest Markets PLC
		Japanese Yen	Buy	2/15/23	543,507	533,692	9,815
		Japanese Yen	Sell	2/15/23	543,507	542,475	(1,032)
		Japanese Yen	Buy	5/17/23	550,498	549,460	1,038
		Norwegian Krone	Sell	3/15/23	572,555	567,055	(5,500)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/19/23	1,325,275	1,277,128	(48,147)
		British Pound	Sell	3/15/23	153,506	153,362	(144)
		Canadian Dollar	Sell	4/19/23	2,385,619	2,344,854	(40,765)
		Euro	Sell	3/15/23	2,269,183	2,199,175	(70,008)
		Norwegian Krone	Sell	3/15/23	263,798	264,859	1,061
		Swedish Krona	Sell	3/15/23	485,089	487,018	1,929
		Swiss Franc	Buy	3/15/23	95,562	95,559	3
	Toronto-Dominion Bank
		British Pound	Sell	3/15/23	40,104	39,729	(375)
		Canadian Dollar	Sell	4/19/23	625,697	615,126	(10,571)
		Japanese Yen	Buy	2/15/23	6,959	6,229	730
		Japanese Yen	Sell	2/15/23	6,959	6,946	(13)
		Japanese Yen	Buy	5/17/23	7,048	7,035	13
		Norwegian Krone	Sell	3/15/23	278,955	280,148	1,193
		Swedish Krona	Sell	3/15/23	592,891	595,592	2,701
	UBS AG
		British Pound	Buy	3/15/23	617	610	7
		Canadian Dollar	Sell	4/19/23	33,616	33,044	(572)
		Euro	Sell	3/15/23	97,774	94,843	(2,931)
		Japanese Yen	Buy	2/15/23	1,058,103	947,359	110,744
		Japanese Yen	Sell	2/15/23	1,058,103	1,056,200	(1,903)
		Japanese Yen	Buy	5/17/23	1,071,714	1,069,826	1,888
		New Zealand Dollar	Sell	4/19/23	34,401	33,302	(1,099)
		Swedish Krona	Sell	3/15/23	7,534	7,569	35
	WestPac Banking Corp.
		Australian Dollar	Sell	4/19/23	217,469	209,599	(7,870)
		Euro	Sell	3/15/23	12,208	12,017	(191)
		Japanese Yen	Buy	2/15/23	20,882	20,856	26
		Japanese Yen	Sell	2/15/23	20,882	18,895	(1,987)
		New Zealand Dollar	Sell	4/19/23	84,644	81,924	(2,720)
		Swiss Franc	Sell	3/15/23	4,173	4,203	30

	Unrealized appreciation						217,891

	Unrealized (depreciation)						(307,273)

	Total						$(89,382)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	533	$109,610,617	$109,610,617	Mar-23	$(422,372)
U.S. Treasury Note Ultra 10 yr (Short)	19	2,302,859	2,302,859	Mar-23	(41,027)

Unrealized appreciation					—

Unrealized (depreciation)					(463,399)

Total					$(463,399)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		$52,095,000	$(599,093)	$915,309
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		52,095,000	(599,093)	(411,030)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085		45,010,100	617,764	541,472
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17		22,505,100	(1,086,996)	(865,771)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29		11,252,500	175,539	153,822
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		8,796,000	(570,421)	68,081
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		8,796,000	(570,421)	(181,901)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17		8,588,000	(446,576)	(37,444)
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67		8,588,000	(437,988)	(76,090)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18		8,330,400	(420,685)	(27,740)
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68		8,330,400	(420,685)	(67,143)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29		7,876,800	(387,426)	(307,274)
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		6,653,800	(476,412)	796,260
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		6,653,800	(476,412)	(326,702)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		5,975,800	(883,223)	(37,827)
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		5,975,800	(883,223)	(182,620)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		3,414,900	(507,113)	3,244
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		3,414,900	(507,113)	(130,893)
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		3,388,500	(247,361)	417,192
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		3,388,500	(247,361)	(171,831)
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		3,193,900	232,356	30,470
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		3,193,900	232,356	24,210
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		2,999,900	(390,737)	414,706
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		2,999,900	(390,737)	(260,121)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,264,800	98,781	8,866
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,264,800	98,781	8,044
(2.35)/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		127,500	(16,575)	6,481
2.35/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		127,500	(16,575)	(8,814)
(2.396)/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	9,221,600	498,029	258,151
2.396/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	9,221,600	498,029	(68,072)
(2.406)/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.406	EUR	3,015,500	163,611	84,121
2.406/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.406	EUR	3,015,500	163,611	(19,834)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232		$3,001,900	(363,680)	159,521
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232		3,001,900	(363,680)	(148,264)
Citibank, N.A.
2.703/US SOFR/Jul-33 (Purchased)	Jul-23/2.703		36,145,700	(402,918)	(62,171)
2.643/US SOFR/Jul-33 (Purchased)	Jul-23/2.643		36,145,700	(402,918)	(108,437)
(3.27)/US SOFR/Apr-28 (Purchased)	Apr-23/3.27		34,511,100	(395,152)	(46,935)
3.27/US SOFR/Apr-28 (Purchased)	Apr-23/3.27		34,511,100	(395,152)	(93,870)
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		32,953,000	(1,074,268)	1,259,793
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		32,953,000	(1,074,268)	(638,629)
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		15,499,500	(206,608)	210,793
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		15,499,500	(206,608)	(101,522)
(1.887)/US SOFR/Jan-35 (Written)	Jan-25/1.887		12,651,000	217,406	49,212
(2.25)/US SOFR/Jan-34 (Written)	Jan-24/2.25		12,651,000	164,782	41,116
(1.947)/US SOFR/Jan-35 (Written)	Jan-25/1.947		12,651,000	217,406	36,182
(2.311)/US SOFR/Jan-34 (Written)	Jan-24/2.311		12,651,000	164,782	27,326
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		12,287,500	(148,679)	(46,693)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		6,581,000	(486,007)	337,605
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		6,581,000	(486,007)	(217,765)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		5,473,600	(409,699)	856,892
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		5,473,600	(409,699)	(407,947)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		4,497,300	(339,321)	724,110
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		4,497,300	(339,321)	(337,837)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		4,414,500	(326,342)	707,733
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		4,414,500	(326,342)	(324,907)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		2,929,600	(213,421)	109,274
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		2,929,600	(213,421)	(81,794)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		2,670,500	(393,899)	98,835
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		2,670,500	(393,899)	(101,746)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(2,637)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(81,567)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	126,823,600	406,903	390,190
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	63,411,800	(400,007)	(383,296)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		$17,014,700	(2,194,896)	368,368
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		17,014,700	(2,194,896)	(558,593)
3.92/US SOFR/Feb-33 (Purchased)	Feb-23/3.92		8,214,400	(179,485)	333,176
(3.92)/US SOFR/Feb-33 (Purchased)	Feb-23/3.92		8,214,400	(179,485)	(179,238)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	136
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	(55,753)
JPMorgan Chase Bank N.A.
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		11,951,600	(1,006,922)	(33,584)
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		11,951,600	(1,006,922)	(104,577)
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		10,683,100	227,951	187,809
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		10,683,100	227,951	(417,175)
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		4,541,400	384,657	139,648
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		4,541,400	384,657	(96,777)
3.187/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		4,027,900	(260,001)	2,054
(3.187)/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		4,027,900	(260,001)	(63,198)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,876,300	110,889	63,982
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,876,300	110,889	(108,281)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	6,301,900	(529,932)	77,043
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	6,301,900	(529,932)	(104,755)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	304,238
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	(89,410)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,708,400	(168,430)	267,125
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,708,400	(168,430)	(108,605)
(4.12)/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	2,678,200	(139,722)	7,032
4.12/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	2,678,200	(139,722)	(8,620)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	229,622
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	(58,780)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	(87,270)	268,023
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	(87,270)	(78,981)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		$1,569,900	(179,126)	(67,898)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	(104,131)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(157,183)	(4,350)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(110,398)	(70,763)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		395,200	(50,092)	8,015
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		395,200	(50,092)	(16,741)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		3,722,200	(194,671)	253,631
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		3,722,200	(194,671)	(127,746)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		1,097,000	(76,516)	44,637
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		1,097,000	(76,516)	(29,081)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,683,700	(142,840)	105,076
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,683,700	(142,840)	(48,797)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,119,200	(128,674)	34,943
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,119,200	(128,674)	(29,513)
(3.292)/6 month EUR-EURIBOR/Oct-24 (Purchased)	Oct-23/3.292	EUR	31,838,700	(183,629)	(92,418)
3.292/6 month EUR-EURIBOR/Oct-24 (Purchased)	Oct-23/3.292	EUR	31,838,700	(183,629)	(112,494)
(3.255)/3 month EUR-EURIBOR/Sep-24 (Purchased)	Sep-23/3.255	EUR	10,451,200	(67,250)	(33,972)
3.255/3 month EUR-EURIBOR/Sep-24 (Purchased)	Sep-23/3.255	EUR	10,451,200	(67,250)	(48,175)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,469,600	(350,650)	568,323
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,469,600	(350,650)	(186,688)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	3,027,100	(419,688)	219,668
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	3,027,100	(419,688)	(196,105)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,489,900	(225,445)	260,682
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,489,900	(225,445)	(119,813)

Unrealized appreciation					12,482,242

Unrealized (depreciation)					(9,722,136)

Total					$2,760,106

TBA SALE COMMITMENTS OUTSTANDING at 1/31/23 (proceeds receivable $269,469,687) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 2/1/53	$14,000,000	2/13/23	$14,383,907
Uniform Mortgage-Backed Securities, 5.50%, 2/1/53	33,000,000	2/13/23	33,525,954
Uniform Mortgage-Backed Securities, 5.00%, 2/1/53	137,000,000	2/13/23	137,545,863
Uniform Mortgage-Backed Securities, 4.50%, 2/1/53	42,000,000	2/13/23	41,484,845
Uniform Mortgage-Backed Securities, 4.00%, 2/1/53	7,000,000	2/13/23	6,757,188
Uniform Mortgage-Backed Securities, 3.00%, 2/1/53	14,000,000	2/13/23	12,707,181
Uniform Mortgage-Backed Securities, 2.50%, 2/1/53	14,000,000	2/13/23	12,253,275
Uniform Mortgage-Backed Securities, 2.00%, 2/1/53	14,000,000	2/13/23	11,783,192

Total			$270,441,405

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$5,643,600	$899,364		$236,392	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(673,688)
		15,664,000	571,109		757	12/23/23	0.695% — Annually	US SOFR — Annually	634,851
		11,952,000	1,058,230		1,027	12/23/26	1.085% — Annually	US SOFR — Annually	1,102,137
		2,726,000	399,795		329	12/23/31	1.285% — Annually	US SOFR — Annually	409,299
		1,863,000	543,530		(3,317)	12/23/51	US SOFR — Annually	1.437% — Annually	(552,803)
		26,213,000	955,202		(2,667)	12/24/23	0.697% — Annually	US SOFR — Annually	1,044,696
		2,921,000	257,574		(391)	12/24/26	1.096% — Annually	US SOFR — Annually	266,319
		7,708,000	1,130,687		(3,441)	12/24/31	1.285% — Annually	US SOFR — Annually	1,149,939
		10,761,000	3,143,611		(5,816)	12/24/51	1.435% — Annually	US SOFR — Annually	3,167,908
		901,000	247,775		(147)	12/31/51	1.525% — Annually	US SOFR — Annually	249,931
		3,179,000	276,700		(422)	12/31/26	US SOFR — Annually	1.135% — Annually	(286,383)
		834,000	118,061		15,018	12/31/31	US SOFR — Annually	1.355% — Annually	(105,304)
		987,200	61,088	(E)	(22)	1/15/47	1.724% — Annually	US SOFR — Annually	61,066
		3,763,000	925,096		(128)	1/21/52	1.679% — Annually	US SOFR — Annually	927,438
		3,135,000	802,309		(107)	1/19/52	US SOFR — Annually	1.626% — Annually	(805,452)
		1,797,000	450,220		(61)	2/1/52	1.6545% — Annually	US SOFR — Annually	452,359
		5,673,300	1,199,619		(193)	2/24/52	US SOFR — Annually	1.86% — Annually	(1,201,592)
		2,443,000	559,765		(83)	2/29/52	1.7674% — Annually	US SOFR — Annually	564,572
		2,297,000	259,171		(31)	2/29/32	US SOFR — Annually	1.75% — Annually	(262,678)
		18,881,000	1,302,978		(153)	2/28/27	1.675% — Annually	US SOFR — Annually	1,386,643
		27,752,000	962,994		(105)	2/29/24	US SOFR — Annually	1.47709% — Annually	(1,137,200)
		2,852,100	336,605		(38)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(335,267)
		10,291,300	1,327,372		(136)	3/9/32	1.5475% — Annually	US SOFR — Annually	1,372,969
		10,670,700	1,381,322		(141)	3/9/32	1.5415% — Annually	US SOFR — Annually	1,430,510
		5,625,000	642,544		(75)	3/11/32	1.737% — Annually	US SOFR — Annually	657,241
		1,963,000	51,921		(7)	4/7/24	2.45% — Annually	US SOFR — Annually	51,161
		4,130,000	163,465		(33)	4/7/27	2.469% — Annually	US SOFR — Annually	154,514
		826,000	56,383		(11)	4/7/23	2.3305% — Annually	US SOFR — Annually	55,599
		2,738,000	453,276		(93)	4/7/52	US SOFR — Annually	2.1005% — Annually	(455,652)
		294,000	16,229		(4)	4/14/32	2.4975% — Annually	US SOFR — Annually	15,133
		5,741,000	687,714		(196)	4/14/52	US SOFR — Annually	2.3395% — Annually	(675,007)
		7,704,000	301,149		(62)	4/14/27	2.483% — Annually	US SOFR — Annually	283,310
		11,653,000	317,777		(44)	4/14/24	2.405% — Annually	US SOFR — Annually	322,473
		20,689,000	648,600		(195)	5/2/27	US SOFR — Annually	2.685% — Annually	(634,906)
		37,049,100	985,136		(140)	5/25/24	2.5945% — Annually	US SOFR — Annually	1,030,202
		318,000	28,194		(11)	5/25/52	US SOFR — Annually	2.501% — Annually	(28,263)
		2,268,600	124,750	(E)	(77)	5/28/57	2.40% — Annually	US SOFR — Annually	124,673
		4,268,000	150,191		(57)	6/7/32	US SOFR — Annually	2.7565% — Annually	(144,279)
		1,489,000	97,336		(51)	6/7/52	US SOFR — Annually	2.622% — Annually	(97,846)
		41,026,700	1,219,314		(544)	6/8/32	US SOFR — Annually	2.825% — Annually	(1,210,708)
		2,249,900	402,575		(282,393)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	126,662
		38,276,500	667,159		(144)	6/15/24	US SOFR — Annually	3.3385% — Annually	(571,609)
		24,962,500	285,821		(202)	6/15/27	3.185% — Annually	US SOFR — Annually	247,797
		3,048,800	31,098		(43)	9/8/32	US SOFR — Annually	3.07% — Annually	(36,761)
		7,910,100	225,596		(112)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	225,484
		10,561,100	577,798		(150)	1/31/33	2.545% — Annually	US SOFR — Annually	576,902
		10,561,100	573,257		(150)	1/31/33	2.55% — Annually	US SOFR — Annually	572,359
		9,947,100	585,984		(141)	2/1/33	2.495% — Annually	US SOFR — Annually	585,843
		10,966,000	682,962		(145)	8/2/32	US SOFR — Annually	2.4275% — Annually	(726,354)
		9,726,100	645,132		(138)	2/1/33	2.4075% — Annually	US SOFR — Annually	644,994
		702,700	22,388	(E)	(14)	4/1/42	US SOFR — Annually	2.63% — Annually	(22,402)
		1,313,700	57,921	(E)	(20)	3/24/35	US SOFR — Annually	2.39% — Annually	(57,941)
		2,872,700	214,763		(85)	8/10/42	2.645% — Annually	US SOFR — Annually	224,648
		4,869,000	392,149		(10,855)	8/10/42	US SOFR — Annually	2.605% — Annually	(419,645)
		1,996,400	164,703		(59)	8/10/42	2.5915% — Annually	US SOFR — Annually	171,690
		13,558,000	335,018	(E)	(127)	2/6/29	2.40% — Annually	US SOFR — Annually	334,891
		16,366,000	775,421		(216)	8/16/32	US SOFR — Annually	2.613% — Annually	(832,591)
		1,463,400	28,273	(E)	(32)	1/15/47	2.49% — Annually	US SOFR — Annually	28,240
		245,000	7,063		(3)	8/25/32	US SOFR — Annually	2.8415% — Annually	(7,689)
		1,990,000	24,895	(E)	(30)	2/21/35	2.785% — Annually	US SOFR — Annually	24,865
		22,047,400	366,869		(83)	9/6/24	US SOFR — Annually	3.413% — Annually	(376,238)
		7,283,800	8,158	(E)	(40)	1/15/27	US SOFR — Annually	2.73% — Annually	(8,198)
		10,399,900	129,063		(137)	9/13/32	3.043% — Annually	US SOFR — Annually	149,397
		1,812,300	10,330	(E)	(35)	1/15/41	3.0500% — Annually	US SOFR — Annually	10,295
		745,000	7,115	(E)	(15)	1/15/42	2.9825% — Annually	US SOFR — Annually	7,100
		3,285,000	32,390		(112)	9/26/52	2.905% — Annually	US SOFR — Annually	41,002
		17,083,000	24,770		(161)	9/26/27	US SOFR — Annually	3.465% — Annually	13,261
		915,000	3,431		(12)	9/19/32	3.24% — Annually	US SOFR — Annually	(2,154)
		5,920,000	124,083		(78)	9/26/32	US SOFR — Annually	3.449% — Annually	119,735
		2,457,500	69,621	(E)	(35)	10/3/33	3.394% — Annually	US SOFR — Annually	(69,656)
		8,207,000	112,600		(66)	10/4/27	3.75% — Annually	US SOFR — Annually	(114,192)
		17,729,000	397,484		(234)	10/5/32	US SOFR — Annually	3.466% — Annually	382,056
		2,402,000	18,928	(E)	(36)	10/21/36	US SOFR — Annually	3.116% — Annually	18,892
		837,000	10,546		(12)	1/11/33	US SOFR — Annually	3.34% — Annually	10,261
		2,947,000	36,749		(42)	1/31/33	US SOFR — Annually	3.337% — Annually	36,981
		2,947,000	35,747		(42)	1/31/33	US SOFR — Annually	3.333% — Annually	35,733
		7,500,000	100,425	(E)	(106)	8/23/33	US SOFR — Annually	3.237% — Annually	100,319
		2,751,000	31,719		(39)	2/1/33	US SOFR — Annually	3.3255% — Annually	31,680
		7,211,000	92,301	(E)	(102)	9/1/33	US SOFR — Annually	3.225% — Annually	92,199
		322,000	4,134		(5)	11/14/32	3.347% — Annually	US SOFR — Annually	(3,719)
		1,447,000	5,542		(49)	2/3/53	2.9275% — Annually	US SOFR — Annually	5,493
		2,309,000	23,205		(33)	2/1/33	US SOFR — Annually	3.308% — Annually	23,173
		52,307,000	676,330		(12,367)	10/7/27	US SOFR — Annually	3.73% — Annually	653,942
		93,118,000	2,350,298		(36,608)	10/7/32	3.50% — Annually	US SOFR — Annually	(2,299,463)
		25,980,000	475,954		17,399	10/7/52	US SOFR — Annually	3.05% — Annually	430,960
		9,743,000	55,048	(E)	(67)	4/8/28	3.44% — Annually	US SOFR — Annually	(55,115)
		26,250,000	111,038	(E)	(98)	1/31/25	US SOFR — Annually	4.035% — Annually	110,939
		2,783,600	109,897		(39)	1/17/33	3.6575% — Annually	US SOFR — Annually	(109,472)
		1,011,000	36,871	(E)	(34)	1/16/55	2.97% — Annually	US SOFR — Annually	(36,906)
		19,803,000	139,215	(E)	(110)	1/16/26	US SOFR — Annually	3.605% — Annually	139,105
		2,916,000	170,936		(99)	10/20/52	US SOFR — Annually	3.2571% — Annually	166,854
		9,496,100	587,619	(E)	(323)	10/9/54	3.115% — Annually	US SOFR — Annually	(587,942)
		38,617,300	1,747,819	(E)	(545)	10/10/33	US SOFR — Annually	3.594% — Annually	1,747,275
		424,000	31,461		(14)	10/20/52	US SOFR — Annually	3.3375% — Annually	30,966
		1,048,600	70,235	(E)	(36)	1/24/55	3.135% — Annually	US SOFR — Annually	(70,271)
		3,807,100	113,452	(E)	(36)	4/13/28	3.965% — Annually	US SOFR — Annually	(113,487)
		1,259,100	61,369	(E)	(19)	4/4/35	3.5575% — Annually	US SOFR — Annually	(61,387)
		2,518,100	75,316	(E)	(28)	5/8/30	US SOFR — Annually	3.52% — Annually	75,288
		3,447,400	27,028	(E)	(30)	4/4/32	3.515% — Annually	US SOFR — Annually	(27,058)
		15,175,400	857,865	(E)	(214)	11/24/33	US SOFR — Annually	3.708% — Annually	857,651
		7,280,300	410,536	(E)	(103)	6/6/34	US SOFR — Annually	3.645% — Annually	410,433
		555,600	27,291	(E)	(8)	2/19/36	US SOFR — Annually	3.6145% — Annually	27,283
		411,800	20,141	(E)	(6)	3/3/36	US SOFR — Annually	3.614% — Annually	20,135
		5,402,000	529,828		(184)	10/24/52	US SOFR — Annually	3.4605% — Annually	524,284
		14,112,300	126,870	(E)	(53)	6/26/25	US SOFR — Annually	4.31% — Annually	126,817
		2,112,000	230,673		(72)	10/27/32	3.5176% — Annually	US SOFR — Annually	(229,260)
		6,127,300	380,138	(E)	(86)	12/4/33	US SOFR — Annually	3.77% — Annually	380,051
		1,851,200	54,740	(E)	(21)	3/24/32	US SOFR — Annually	3.64% — Annually	54,719
		5,290,200	258,426	(E)	(79)	6/28/37	US SOFR — Annually	3.70% — Annually	258,347
		1,202,300	50,629	(E)	(23)	6/20/40	US SOFR — Annually	3.75% — Annually	50,605
		15,665,000	340,244		(126)	11/1/27	3.9195% — Annually	US SOFR — Annually	(341,800)
		24,777,000	164,519		(93)	11/9/24	US SOFR — Annually	4.7655% — Annually	220,378
		15,775,800	902,534		(208)	11/14/32	3.88% — Annually	US SOFR — Annually	(900,612)
		9,200,000	198,720		(121)	11/21/32	3.4515% — Annually	US SOFR — Annually	(186,683)
		1,165,400	27,678		(15)	11/25/32	3.477% — Annually	US SOFR — Annually	(26,879)
		35,244,000	14,098		(132)	12/5/24	4.3515% — Annually	US SOFR — Annually	(35,238)
		910,600	36,278	(E)	(31)	12/10/57	2.47% — Annually	US SOFR — Annually	36,247
		1,493,900	37,049	(E)	(51)	12/13/57	2.558% — Annually	US SOFR — Annually	36,998
		6,357,000	27,399	(E)	(28,822)	3/15/33	US SOFR — Annually	3.22% — Annually	(1,423)
		5,670,000	7,655	(E)	20,088	3/15/25	4.19% — Annually	US SOFR — Annually	12,434
		69,940,000	1,219,754	(E)	(667,611)	3/15/30	US SOFR — Annually	3.50% — Annually	552,143
		229,342,000	82,563	(E)	(743,660)	3/15/25	4.10% — Annually	US SOFR — Annually	(661,097)
		37,722,000	617,132	(E)	661,632	3/15/28	3.70% — Annually	US SOFR — Annually	44,501
		81,532,000	902,559	(E)	(1,141,287)	3/15/33	3.30% — Annually	US SOFR — Annually	(2,043,847)
		5,197,000	35,444	(E)	254,031	3/15/53	US SOFR — Annually	2.90% — Annually	218,587
		3,720,000	86,639		(49)	12/29/32	3.468% — Annually	US SOFR — Annually	(83,723)
		2,246,000	105,944		(76)	12/29/52	US SOFR — Annually	3.1925% — Annually	103,493
		2,223,000	90,587		(76)	12/30/52	3.1595% — Annually	US SOFR — Annually	(88,315)
		13,221,000	21,286		(50)	1/6/25	US SOFR — Annually	4.356% — Annually	21,665
		2,966,000	22,304		(24)	1/6/28	3.5615% — Annually	US SOFR — Annually	(20,722)
		7,716,000	16,898		(29)	1/6/25	4.3875% — Annually	US SOFR — Annually	(17,342)
		4,085,000	67,852		(54)	1/6/33	3.388% — Annually	US SOFR — Annually	(65,174)
		5,958,000	74,237		(48)	1/9/28	3.6695% — Annually	US SOFR — Annually	(71,853)
		263,000	1,089		(1)	1/9/25	4.487% — Annually	US SOFR — Annually	(1,120)
		6,638,000	109,593		(88)	1/9/33	3.3865% — Annually	US SOFR — Annually	(105,771)
		2,785,000	6,155		(95)	1/10/53	2.938% — Annually	US SOFR — Annually	8,392
		2,482,500	2,334		(84)	1/10/53	US SOFR — Annually	2.9445% — Annually	(4,487)
		2,482,500	3,078		(84)	1/10/53	US SOFR — Annually	2.943% — Annually	(5,234)
		6,141,000	3,255		(81)	1/11/33	US SOFR — Annually	3.197% — Annually	(817)
		12,533,000	4,637		(47)	1/12/25	US SOFR — Annually	4.275% — Annually	4,342
		4,256,000	29,239		(56)	1/12/33	3.272% — Annually	US SOFR — Annually	(26,837)
		8,161,000	979		(31)	1/13/25	US SOFR — Annually	4.249% — Annually	(1,273)
		3,696,000	13,971		(126)	1/17/53	US SOFR — Annually	2.9295% — Annually	(16,222)
		41,429,000	79,958		(155)	1/17/25	US SOFR — Annually	4.1445% — Annually	(82,960)
		19,735,000	33,550		(74)	1/17/25	US SOFR — Annually	4.1565% — Annually	(34,881)
		6,110,000	29,450		(81)	1/17/33	US SOFR — Annually	3.1335% — Annually	(32,525)
		1,215,000	15,005		(41)	1/17/53	US SOFR — Annually	2.8855% — Annually	(15,767)
		1,215,000	15,358		(41)	1/17/53	US SOFR — Annually	2.884% — Annually	(16,121)
		87,488,000	93,612		(328)	1/18/25	US SOFR — Annually	4.184% — Annually	(98,163)
		27,662,000	87,689		(365)	1/18/33	US SOFR — Annually	3.153% — Annually	(100,480)
		14,634,000	8,488		(55)	1/18/25	US SOFR — Annually	4.2105% — Annually	(9,098)
		8,223,000	5,674		(280)	1/18/53	US SOFR — Annually	2.9451% — Annually	(10,312)
		35,354,700	43,840		(332)	1/24/28	US SOFR — Annually	3.36% — Annually	(38,902)
		414,000	435		(5)	1/19/33	3.178% — Annually	US SOFR — Annually	598
		6,831,000	6,558		(26)	1/19/25	US SOFR — Annually	4.19% — Annually	(6,866)
		1,138,000	159		(15)	1/19/33	US SOFR — Annually	3.192% — Annually	(313)
		5,239,000	26,405		(42)	1/20/28	3.2775% — Annually	US SOFR — Annually	28,163
		17,887,000	49,368		(67)	1/20/25	US SOFR — Annually	4.094% — Annually	(50,714)
		21,570,000	48,748		(81)	1/23/25	US SOFR — Annually	4.117% — Annually	(49,850)
		5,774,000	11,375		(76)	1/24/33	3.167% — Annually	US SOFR — Annually	12,761
		7,452,000	15,873		(60)	1/25/28	US SOFR — Annually	3.34% — Annually	(17,332)
		37,923,000	29,959		(142)	1/26/25	US SOFR — Annually	4.1885% — Annually	(30,823)
		9,981,000	4,491		(132)	1/30/33	3.19529% — Annually	US SOFR — Annually	(4,010)
		4,540,000	14,977		(37)	2/1/28	US SOFR — Annually	3.4565% — Annually	14,941
	AUD	117,100	16,465	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	16,464
	AUD	394,200	60,201	(E)	(4)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	60,197
	AUD	146,400	22,905	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	22,903
	AUD	246,400	33,236	(E)	(3)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	33,233
	AUD	910,700	133,937	(E)	(11)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	133,927
	AUD	59,000	14,377	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	14,376
	AUD	2,800,000	299,797		(31)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(309,021)
	AUD	1,679,200	275,550		292,173	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	14,169
	AUD	3,028,000	13,166	(E)	6,588	3/15/33	6 month AUD-BBR-BBSW — Semiannually	4.05% — Semiannually	(6,578)
	AUD	4,869,000	2,303	(E)	(3,162)	3/15/25	3.72% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(5,465)
	CAD	5,357,000	3,261	(E)	22,125	3/15/25	4.15% — Semiannually	3 month CAD-BA-CDOR — Semiannually	18,864
	CAD	2,613,000	13,983	(E)	(32,086)	3/15/33	3.24% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(18,104)
	CHF	805,000	13,946	(E)	1,333	3/15/33	Swiss Average Rate Overnight — Annually	1.55% — Annually	(12,612)
	EUR	757,000	76,956	(E)	(29)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	76,927
	EUR	1,029,500	233,380		(40)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(223,655)
	EUR	1,137,000	278,256		(43)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	271,397
	EUR	1,150,600	295,031		(44)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	288,787
	EUR	1,295,500	359,143		(50)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	355,094
	EUR	1,120,200	145,615	(E)	(42)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(145,658)
	EUR	1,336,000	388,061		(50)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	379,237
	EUR	1,095,100	286,098	(E)	(42)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	286,056
	EUR	999,500	321,342		(38)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	316,161
	EUR	531,600	182,493		(20)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	180,414
	EUR	2,146,300	818,913	(E)	(82)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	818,831
	EUR	1,338,400	599,914	(E)	(50)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(599,964)
	EUR	1,741,600	805,690		(66)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	807,911
	EUR	7,327,800	2,831,663		(277)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(2,816,008)
	EUR	835,200	393,903	(E)	(31)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	393,872
	EUR	371,500	204,717	(E)	(14)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	204,702
	EUR	2,672,400	508,834	(E)	(57)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(508,891)
	EUR	1,304,300	242,870	(E)	(28)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	242,841
	EUR	1,668,900	317,692	(E)	(39)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	317,653
	EUR	616,100	116,048	(E)	(14)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	116,034
	EUR	1,486,800	606,092		(61)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(608,008)
	EUR	1,439,000	310,050		(25)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	313,746
	EUR	1,449,200	327,877		(25)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	329,305
	EUR	402,600	179,303		(16)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(181,136)
	EUR	4,360,000	851,299		(70)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(851,103)
	EUR	4,204,900	31,451	(E)	(67)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	(31,518)
	EUR	4,268,300	93,966		(64)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	72,137
	EUR	17,670,700	563,834	(E)	(67)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	563,767
	EUR	2,308,000	371,755		(80)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(365,579)
	EUR	5,951,400	287,012	(E)	(68)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	286,944
	EUR	17,432,000	1,259,497		(167)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(1,248,985)
	EUR	696,400	35,833	(E)	(24)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	35,809
	EUR	1,029,000	39,288	(E)	(35)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	39,253
	EUR	9,692,000	79,236		(36)	10/10/24	2.7975% — Annually	6 month EUR-EURIBOR — Semiannually	50,968
	EUR	2,722,200	117,490	(E)	(40)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	117,450
	EUR	696,400	21,305	(E)	(13)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	21,291
	EUR	15,698,000	179,365	(E)	(107)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	179,258
	EUR	1,373,500	39,286	(E)	(26)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	39,260
	EUR	2,191,000	52,093	(E)	(19,661)	3/15/33	2.625% — Annually	6 month EUR-EURIBOR — Semiannually	32,431
	EUR	6,437,000	56,194	(E)	59	3/15/25	2.90% — Annually	6 month EUR-EURIBOR — Semiannually	56,253
	GBP	1,039,300	240,590		(21)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(252,132)
	GBP	53,602,900	1,368,607		44,401	9/15/23	Sterling Overnight Index Average — Annually	0.84% — Annually	(1,763,913)
	GBP	53,602,900	1,432,048		66,677	9/15/23	Sterling Overnight Index Average — Annually	0.68% — Annually	(1,843,592)
	GBP	53,602,900	1,494,828		(104,100)	9/15/23	0.52% — Annually	Sterling Overnight Index Average — Annually	1,900,784
	GBP	21,441,200	512,022		(110)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	660,647
	GBP	9,410,000	127,728		(142)	9/21/32	3.522% — Annually	Sterling Overnight Index Average — Annually	(156,516)
	GBP	1,109,000	8,149	(E)	(24)	1/14/40	3.306% — Annually	Sterling Overnight Index Average — Annually	(8,172)
	GBP	571,000	4,238	(E)	(12)	8/20/39	3.299% — Annually	Sterling Overnight Index Average — Annually	(4,250)
	GBP	31,236,000	889,565		(131)	11/7/24	5.495% — Annually	Sterling Overnight Index Average — Annually	(1,105,620)
	GBP	12,449,000	1,209,556		(200)	11/9/32	Sterling Overnight Index Average — Annually	4.35% — Annually	1,251,915
	GBP	816,700	39,852	(E)	(18)	2/26/39	Sterling Overnight Index Average — Annually	3.778% — Annually	39,834
	GBP	1,267,000	8,138	(E)	137	3/15/25	4.29% — Annually	Sterling Overnight Index Average — Annually	(8,001)
	GBP	63,000	503	(E)	1,117	3/15/33	3.45% — Annually	Sterling Overnight Index Average — Annually	614
	NOK	10,635,000	6,830	(E)	(2,485)	3/15/33	6 month NOK-NIBOR-NIBR — Semiannually	2.965% — Annually	(9,315)
	NZD	1,089,000	3,829	(E)	(1,143)	3/15/33	3 month NZD-BBR-FRA — Quarterly	4.36% — Semiannually	2,686
	SEK	38,558,000	58,403	(E)	(13,709)	3/15/33	2.52% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	44,694

	Total				$(1,490,345)				$6,711,368
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$11,965	$108,245	$26,466	5/11/63	300 bp — Monthly	$(14,440)
	CMBX NA BBB-.6 Index	BB/P	22,719	233,190	57,015	5/11/63	300 bp — Monthly	(34,160)
	CMBX NA BBB-.6 Index	BB/P	46,609	466,998	114,181	5/11/63	300 bp — Monthly	(67,299)
	CMBX NA BBB-.6 Index	BB/P	44,403	481,843	117,811	5/11/63	300 bp — Monthly	(73,127)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	2,789	10,224	1,492	5/11/63	200 bp — Monthly	1,301
	CMBX NA A.6 Index	A/P	3,878	14,670	2,140	5/11/63	200 bp — Monthly	1,743
	CMBX NA A.6 Index	A/P	5,828	18,670	2,724	5/11/63	200 bp — Monthly	3,111
	CMBX NA A.6 Index	A/P	8,016	23,560	3,437	5/11/63	200 bp — Monthly	4,588
	CMBX NA A.6 Index	A/P	8,498	31,562	4,605	5/11/63	200 bp — Monthly	3,905
	CMBX NA A.6 Index	A/P	9,789	36,452	5,318	5/11/63	200 bp — Monthly	4,485
	CMBX NA A.6 Index	A/P	13,284	48,454	7,069	5/11/63	200 bp — Monthly	6,234
	CMBX NA A.6 Index	A/P	15,280	56,900	8,302	5/11/63	200 bp — Monthly	7,000
	CMBX NA A.6 Index	A/P	16,700	62,679	9,145	5/11/63	200 bp — Monthly	7,579
	CMBX NA A.6 Index	A/P	23,398	87,128	12,712	5/11/63	200 bp — Monthly	10,719
	CMBX NA A.6 Index	A/P	28,780	108,021	15,760	5/11/63	200 bp — Monthly	13,062
	CMBX NA A.6 Index	A/P	31,313	116,912	17,057	5/11/63	200 bp — Monthly	14,301
	CMBX NA BB.11 Index	BB-/P	203,965	361,000	75,593	11/18/54	500 bp — Monthly	128,723
	CMBX NA BB.13 Index	BB-/P	4,099	41,000	10,553	12/16/72	500 bp — Monthly	(6,415)
	CMBX NA BB.13 Index	BB-/P	14,062	149,000	38,353	12/16/72	500 bp — Monthly	(24,146)
	CMBX NA BB.13 Index	BB-/P	24,693	271,000	69,755	12/16/72	500 bp — Monthly	(44,799)
	CMBX NA BB.13 Index	BB-/P	102,843	1,128,000	290,347	12/16/72	500 bp — Monthly	(186,407)
	CMBX NA BB.14 Index	BB/P	15,130	138,000	31,781	12/16/72	500 bp — Monthly	(16,517)
	CMBX NA BB.6 Index	B/P	154,927	738,221	272,699	5/11/63	500 bp — Monthly	(117,054)
	CMBX NA BB.7 Index	B-/P	50,574	991,000	323,661	1/17/47	500 bp — Monthly	(272,123)
	CMBX NA BB.9 Index	B/P	2,036	10,000	3,051	9/17/58	500 bp — Monthly	(1,005)
	CMBX NA BB.9 Index	B/P	34,922	171,000	52,172	9/17/58	500 bp — Monthly	(17,084)
	CMBX NA BBB-.10 Index	BB+/P	15,634	126,000	22,705	11/17/59	300 bp — Monthly	(6,997)
	CMBX NA BBB-.10 Index	BB+/P	23,891	219,000	39,464	11/17/59	300 bp — Monthly	(15,445)
	CMBX NA BBB-.11 Index	BBB-/P	22,737	363,000	53,143	11/18/54	300 bp — Monthly	(30,194)
	CMBX NA BBB-.13 Index	BBB-/P	3,709	73,000	14,534	12/16/72	300 bp — Monthly	(10,782)
	CMBX NA BBB-.15 Index	BBB-/P	10,237	98,000	17,268	11/18/64	300 bp — Monthly	(6,974)
	CMBX NA BBB-.15Index	BBB-/P	3,908	23,000	4,053	11/18/64	300 bp — Monthly	(131)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	27,822	208,000	67,933	1/17/47	500 bp — Monthly	(39,908)
	CMBX NA BBB-.7 Index	BB-/P	139,477	1,887,000	356,077	1/17/47	300 bp — Monthly	(215,499)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(1,723)	325,000	25,870	12/16/72	200 bp — Monthly	(27,466)
	CMBX NA BB.6 Index	B/P	41,283	82,708	30,552	5/11/63	500 bp — Monthly	10,811
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	996	12/16/72	300 bp — Monthly	(697)
	CMBX NA BBB-.13 Index	BBB-/P	16,780	106,000	21,105	12/16/72	300 bp — Monthly	(4,263)
	CMBX NA BBB-.13 Index	BBB-/P	18,648	119,000	23,693	12/16/72	300 bp — Monthly	(4,975)
	CMBX NA BBB-.13 Index	BBB-/P	7,982	127,000	25,286	12/16/72	300 bp — Monthly	(17,230)
	CMBX NA BBB-.13 Index	BBB-/P	28,946	171,000	34,046	12/16/72	300 bp — Monthly	(5,000)
	CMBX NA BBB-.14 Index	BBB-/P	89	2,000	348	12/16/72	300 bp — Monthly	(258)
	CMBX NA BBB-.14 Index	BBB-/P	237	5,000	871	12/16/72	300 bp — Monthly	(631)
	CMBX NA BBB-.14 Index	BBB-/P	233	5,000	871	12/16/72	300 bp — Monthly	(635)
	CMBX NA BBB-.14 Index	BBB-/P	379	10,000	1,742	12/16/72	300 bp — Monthly	(1,357)
	CMBX NA BBB-.15 Index	BBB-/P	9,319	150,000	26,430	11/18/64	300 bp — Monthly	(17,024)
	CMBX NA BBB-.15 Index	BBB-/P	15,760	177,000	31,187	11/18/64	300 bp — Monthly	(15,324)
	CMBX NA BBB-.15 Index	BBB-/P	16,361	177,000	31,187	11/18/64	300 bp — Monthly	(14,724)
	JPMorgan Securities LLC
	CMBX NA A.14 Index	A-/P	(94)	16,000	1,285	12/16/72	200 bp — Monthly	(1,373)
	CMBX NA BB.10 Index	B+/P	10,591	132,000	41,580	5/11/63	500 bp — Monthly	(30,860)
	CMBX NA BB.6 Index	B/P	167,824	222,833	82,315	5/11/63	500 bp — Monthly	85,726
	CMBX NA BB.7 Index	B-/P	272,738	557,000	181,916	1/17/47	500 bp — Monthly	91,363
	CMBX NA BBB-.11 Index	BBB-/P	441	4,000	586	11/18/54	300 bp — Monthly	(143)
	CMBX NA BBB-.13 Index	BBB-/P	529	4,000	796	12/16/72	300 bp — Monthly	(265)
	CMBX NA BBB-.8 Index	BB/P	9,980	64,000	10,259	10/17/57	300 bp — Monthly	(242)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(7,277)	488,000	38,845	12/16/72	200 bp — Monthly	(45,932)
	CMBX NA A.14 Index	A-/P	(25)	2,000	161	12/16/72	200 bp — Monthly	(185)
	CMBX NA A.14 Index	A-/P	(386)	29,000	2,329	12/16/72	200 bp — Monthly	(2,704)
	CMBX NA A.14 Index	A-/P	1,152	41,000	3,292	12/16/72	200 bp — Monthly	(2,125)
	CMBX NA A.14 Index	A-/P	(382)	65,000	5,220	12/16/72	200 bp — Monthly	(5,577)
	CMBX NA A.14 Index	A-/P	(1,309)	84,000	6,745	12/16/72	200 bp — Monthly	(8,021)
	CMBX NA A.6 Index	A/P	8,076	40,452	5,902	5/11/63	200 bp — Monthly	2,190
	CMBX NA A.7 Index	BBB+/P	199	41,000	2,333	1/17/47	200 bp — Monthly	(2,118)
	CMBX NA A.7 Index	BBB+/P	(96)	99,000	5,633	1/17/47	200 bp — Monthly	(5,690)
	CMBX NA BB.11 Index	BB-/P	4,232	50,000	10,470	11/18/54	500 bp — Monthly	(6,189)
	CMBX NA BB.13 Index	BB-/P	3,325	36,000	9,266	12/16/72	500 bp — Monthly	(5,906)
	CMBX NA BB.13 Index	BB-/P	4,401	47,000	12,098	12/16/72	500 bp — Monthly	(7,651)
	CMBX NA BB.13 Index	BB-/P	6,237	68,000	17,503	12/16/72	500 bp — Monthly	(11,200)
	CMBX NA BB.13 Index	BB-/P	10,770	112,000	28,829	12/16/72	500 bp — Monthly	(17,950)
	CMBX NA BB.13 Index	BB-/P	11,626	125,000	32,175	12/16/72	500 bp — Monthly	(20,427)
	CMBX NA BB.13 Index	BB-/P	22,127	241,000	62,033	12/16/72	500 bp — Monthly	(39,672)
	CMBX NA BB.6 Index	B/P	47,886	133,290	49,237	5/11/63	500 bp — Monthly	(1,221)
	CMBX NA BB.6 Index	B/P	96,100	266,580	98,475	5/11/63	500 bp — Monthly	(2,115)
	CMBX NA BBB-.15 Index	BBB-/P	8,179	145,000	25,549	11/18/64	300 bp — Monthly	(17,286)
	CMBX NA BBB-.7 Index	BB-/P	6,261	92,000	17,360	1/17/47	300 bp — Monthly	(11,046)
	CMBX NA BBB-.7 Index	BB-/P	9,516	143,000	26,984	1/17/47	300 bp — Monthly	(17,384)
	CMBX NA BBB-.9 Index	BB+/P	291	3,000	527	9/17/58	300 bp — Monthly	(234)

Upfront premium received			2,006,709		Unrealized appreciation			396,841

Upfront premium (paid)			(11,292)		Unrealized (depreciation)			(1,573,606)

	Total		$1,995,417				Total	$(1,176,765)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,039)	$140,000	$7,966	1/17/47	(200 bp) — Monthly	$6,874
	CMBX NA BB.10 Index	(84,868)	352,000	110,880	11/17/59	(500 bp) — Monthly	25,670
	CMBX NA BB.10 Index	(77,265)	303,000	95,445	11/17/59	(500 bp) — Monthly	17,885
	CMBX NA BB.10 Index	(13,254)	127,000	40,005	11/17/59	(500 bp) — Monthly	26,627
	CMBX NA BB.10 Index	(11,403)	104,000	32,760	11/17/59	(500 bp) — Monthly	21,255
	CMBX NA BB.11 Index	(8,181)	119,000	24,919	11/18/54	(500 bp) — Monthly	16,622
	CMBX NA BB.11 Index	(8,376)	116,000	24,290	11/18/54	(500 bp) — Monthly	15,802
	CMBX NA BB.11 Index	(3,839)	74,000	15,496	11/18/54	(500 bp) — Monthly	11,585
	CMBX NA BB.11 Index	(3,775)	74,000	15,496	11/18/54	(500 bp) — Monthly	11,649
	CMBX NA BB.8 Index	(25,218)	70,541	25,176	10/17/57	(500 bp) — Monthly	(111)
	CMBX NA BB.9 Index	(605)	15,000	4,577	9/17/58	(500 bp) — Monthly	3,957
	CMBX NA BBB-.10 Index	(128,609)	748,000	134,790	11/17/59	(300 bp) — Monthly	5,744
	CMBX NA BBB-.10 Index	(50,836)	219,000	39,464	11/17/59	(300 bp) — Monthly	(11,500)
	CMBX NA BBB-.10 Index	(27,941)	128,000	23,066	11/17/59	(300 bp) — Monthly	(4,950)
	CMBX NA BBB-.10 Index	(22,416)	103,000	18,561	11/17/59	(300 bp) — Monthly	(3,916)
	CMBX NA BBB-.10 Index	(23,380)	98,000	17,660	11/17/59	(300 bp) — Monthly	(5,778)
	CMBX NA BBB-.10 Index	(6,884)	54,000	9,731	11/17/59	(300 bp) — Monthly	2,816
	CMBX NA BBB-.10 Index	(11,811)	48,000	8,650	11/17/59	(300 bp) — Monthly	(3,190)
	CMBX NA BBB-.10 Index	(5,991)	47,000	8,469	11/17/59	(300 bp) — Monthly	2,451
	CMBX NA BBB-.10 Index	(2,447)	20,000	3,604	11/17/59	(300 bp) — Monthly	1,146
	CMBX NA BBB-.11 Index	(18,545)	126,000	18,446	11/18/54	(300 bp) — Monthly	(172)
	CMBX NA BBB-.11 Index	(37,724)	115,000	16,836	11/18/54	(300 bp) — Monthly	(20,955)
	CMBX NA BBB-.11 Index	(16,668)	52,000	7,613	11/18/54	(300 bp) — Monthly	(9,085)
	CMBX NA BBB-.11 Index	(5,740)	39,000	5,710	11/18/54	(300 bp) — Monthly	(53)
	CMBX NA BBB-.12 Index	(65,030)	370,000	65,786	8/17/61	(300 bp) — Monthly	540
	CMBX NA BBB-.12 Index	(96,979)	279,000	49,606	8/17/61	(300 bp) — Monthly	(47,535)
	CMBX NA BBB-.12 Index	(17,830)	259,000	46,050	8/17/61	(300 bp) — Monthly	28,069
	CMBX NA BBB-.12 Index	(62,518)	183,000	32,537	8/17/61	(300 bp) — Monthly	(30,087)
	CMBX NA BBB-.12 Index	(23,783)	140,000	24,892	8/17/61	(300 bp) — Monthly	1,027
	CMBX NA BBB-.12 Index	(21,090)	60,000	10,668	8/17/61	(300 bp) — Monthly	(10,457)
	CMBX NA BBB-.12 Index	(18,378)	55,000	9,779	8/17/61	(300 bp) — Monthly	(8,631)
	CMBX NA BBB-.12 Index	(8,458)	24,000	4,267	8/17/61	(300 bp) — Monthly	(4,205)
	CMBX NA BBB-.13 Index	(5,532)	73,000	14,534	12/16/72	(300 bp) — Monthly	8,960
	CMBX NA BBB-.13 Index	(2,824)	56,000	11,150	12/16/72	(300 bp) — Monthly	8,293
	CMBX NA BBB-.13 Index	(2,852)	56,000	11,150	12/16/72	(300 bp) — Monthly	8,265
	CMBX NA BBB-.14 Index	(2,785)	14,000	2,439	12/16/72	(300 bp) — Monthly	(354)
	CMBX NA BBB-.14 Index	(1,538)	8,000	1,394	12/16/72	(300 bp) — Monthly	(149)
	CMBX NA BBB-.8 Index	(24,698)	178,000	28,533	10/17/57	(300 bp) — Monthly	3,732
	CMBX NA BBB-.8 Index	(3,000)	20,000	3,206	10/17/57	(300 bp) — Monthly	194
	CMBX NA BBB-.8 Index	(1,864)	14,000	2,244	10/17/57	(300 bp) — Monthly	372
	CMBX NA BBB-.9 Index	(1,656)	7,000	1,229	9/17/58	(300 bp) — Monthly	(431)
	Credit Suisse International
	CMBX NA BB.10 Index	(35,090)	263,000	82,845	11/17/59	(500 bp) — Monthly	47,499
	CMBX NA BB.10 Index	(31,275)	263,000	82,845	11/17/59	(500 bp) — Monthly	51,314
	CMBX NA BB.10 Index	(17,278)	139,000	43,785	11/17/59	(500 bp) — Monthly	26,372
	CMBX NA BB.7 Index	(31,365)	1,214,647	448,691	5/11/63	(500 bp) — Monthly	416,145
	Goldman Sachs International
	CMBX NA A.6 Index	(32,595)	218,709	31,910	5/11/63	(200 bp) — Monthly	(770)
	CMBX NA A.6 Index	(23,414)	124,913	18,225	5/11/63	(200 bp) — Monthly	(5,238)
	CMBX NA A.6 Index	(18,150)	97,797	14,269	5/11/63	(200 bp) — Monthly	(3,919)
	CMBX NA A.6 Index	(14,603)	78,682	11,480	5/11/63	(200 bp) — Monthly	(3,153)
	CMBX NA A.6 Index	(7,269)	39,563	5,772	5/11/63	(200 bp) — Monthly	(1,512)
	CMBX NA A.6 Index	(96)	445	65	5/11/63	(200 bp) — Monthly	(32)
	CMBX NA BB.10 Index	(107,469)	475,000	149,625	11/17/59	(500 bp) — Monthly	41,694
	CMBX NA BB.7 Index	(303,312)	1,794,000	585,920	1/17/47	(500 bp) — Monthly	280,864
	CMBX NA BB.7 Index	(2,270)	15,000	4,899	1/17/47	(500 bp) — Monthly	2,615
	CMBX NA BB.7 Index	(1,147)	7,000	2,286	1/17/47	(500 bp) — Monthly	1,132
	CMBX NA BB.9 Index	(2,155)	20,000	6,102	9/17/58	(500 bp) — Monthly	3,927
	CMBX NA BB.9 Index	(731)	7,000	2,136	9/17/58	(500 bp) — Monthly	1,398
	CMBX NA BB.9 Index	(476)	4,000	1,220	9/17/58	(500 bp) — Monthly	741
	CMBX NA BBB-.12 Index	(49,648)	278,000	49,428	8/17/61	(300 bp) — Monthly	(382)
	CMBX NA BBB-.12 Index	(4,289)	22,000	3,912	8/17/61	(300 bp) — Monthly	(390)
	CMBX NA BBB-.13 Index	(3,713)	49,000	9,756	12/16/72	(300 bp) — Monthly	6,014
	CMBX NA BBB-.7 Index	(9,501)	141,000	26,607	1/17/47	(300 bp) — Monthly	17,024
	CMBX NA BBB-.7 Index	(4,210)	62,000	11,699	1/17/47	(300 bp) — Monthly	7,453
	CMBX NA BBB-.7 Index	(759)	11,000	2,076	1/17/47	(300 bp) — Monthly	1,310
	CMBX NA BBB-.7 Index	(312)	3,000	566	1/17/47	(300 bp) — Monthly	253
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(15,271)	28,000	5,863	11/18/54	(500 bp) — Monthly	(9,435)
	CMBX NA BBB-.12 Index	(31,118)	259,000	46,050	8/17/61	(300 bp) — Monthly	14,781
	CMBX NA BBB-.7 Index	(416,704)	1,775,000	334,943	1/17/47	(300 bp) — Monthly	(82,797)
	Merrill Lynch International
	CMBX NA BB.10 Index	(14,452)	254,000	80,010	11/17/59	(500 bp) — Monthly	65,311
	CMBX NA BBB-.6 Index	(311,197)	843,690	206,282	5/11/63	(300 bp) — Monthly	(105,407)
	CMBX NA BBB-.6 Index	(164,301)	446,586	109,190	5/11/63	(300 bp) — Monthly	(55,371)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(15,600)	71,125	10,377	5/11/63	(200 bp) — Monthly	(5,251)
	CMBX NA A.6 Index	(4,165)	22,671	3,308	5/11/63	(200 bp) — Monthly	(867)
	CMBX NA A.6 Index	(290)	1,334	195	5/11/63	(200 bp) — Monthly	(96)
	CMBX NA A.6 Index	(84)	445	65	5/11/63	(200 bp) — Monthly	(19)
	CMBX NA BB.10 Index	(78,440)	334,000	105,210	11/17/59	(500 bp) — Monthly	26,445
	CMBX NA BB.10 Index	(54,068)	178,000	56,070	11/17/59	(500 bp) — Monthly	1,829
	CMBX NA BB.10 Index	(13,319)	127,000	40,005	11/17/59	(500 bp) — Monthly	26,562
	CMBX NA BB.9 Index	(3,939)	64,000	19,526	9/17/58	(500 bp) — Monthly	15,525
	CMBX NA BB.9 Index	(1,845)	30,000	9,153	9/17/58	(500 bp) — Monthly	7,279
	CMBX NA BB.9 Index	(977)	25,000	7,628	9/17/58	(500 bp) — Monthly	6,626
	CMBX NA BB.9 Index	(676)	9,000	2,746	9/17/58	(500 bp) — Monthly	2,061
	CMBX NA BB.9 Index	(324)	6,000	1,831	9/17/58	(500 bp) — Monthly	1,501
	CMBX NA BB.9 Index	(50)	1,000	305	9/17/58	(500 bp) — Monthly	255
	CMBX NA BBB-.10 Index	(31,018)	184,000	33,157	11/17/59	(300 bp) — Monthly	2,031
	CMBX NA BBB-.10 Index	(21,346)	173,000	31,175	11/17/59	(300 bp) — Monthly	9,728
	CMBX NA BBB-.10 Index	(10,998)	127,000	22,885	11/17/59	(300 bp) — Monthly	11,813
	CMBX NA BBB-.10 Index	(26,573)	109,000	19,642	11/17/59	(300 bp) — Monthly	(6,995)
	CMBX NA BBB-.10 Index	(11,034)	87,000	15,677	11/17/59	(300 bp) — Monthly	4,593
	CMBX NA BBB-.10 Index	(13,752)	63,000	11,353	11/17/59	(300 bp) — Monthly	(2,436)
	CMBX NA BBB-.10 Index	(12,857)	56,000	10,091	11/17/59	(300 bp) — Monthly	(2,799)
	CMBX NA BBB-.10 Index	(5,421)	25,000	4,505	11/17/59	(300 bp) — Monthly	(930)
	CMBX NA BBB-.10 Index	(4,757)	22,000	3,964	11/17/59	(300 bp) — Monthly	(806)
	CMBX NA BBB-.11 Index	(6,242)	20,000	2,928	11/18/54	(300 bp) — Monthly	(3,326)
	CMBX NA BBB-.11 Index	(4,747)	15,000	2,196	11/18/54	(300 bp) — Monthly	(2,560)
	CMBX NA BBB-.12 Index	(1,319)	32,000	5,690	8/17/61	(300 bp) — Monthly	4,352
	CMBX NA BBB-.12 Index	(4,320)	13,000	2,311	8/17/61	(300 bp) — Monthly	(2,017)
	CMBX NA BBB-.13 Index	(22,865)	371,000	73,866	12/16/72	(300 bp) — Monthly	50,785
	CMBX NA BBB-.7 Index	(1,397)	22,000	4,151	1/17/47	(300 bp) — Monthly	2,742
	CMBX NA BBB-.8 Index	(2,284)	18,000	2,885	10/17/57	(300 bp) — Monthly	591
	CMBX NA BBB-.8 Index	(469)	3,000	481	10/17/57	(300 bp) — Monthly	10

Upfront premium received		—			Unrealized appreciation		1,390,110

Upfront premium (paid)		(2,966,976)			Unrealized (depreciation)		(458,067)

	Total	$(2,966,976)				Total	$932,043
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 38 Index	B+/P	$4,062	$7,928,910	$313,176	6/20/27	500 bp — Quarterly	$364,592

	Total		$4,062					$364,592
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2022 through January 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $358,152,227.
(NON)	This security is non-income-producing.
Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/23
Short-term investments
	Putnam Short Term Investment Fund**	$2,750,000	$9,500,000	$12,250,000	$66,418	$—

	Total Short-term investments	$2,750,000	$9,500,000	$12,250,000	$66,418	$—
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $867,826.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $754,101.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $230,954.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,240,160.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $181,082,319 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $814,068 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $754,101 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$2,205,823	$—
Collateralized loan obligations	—	32,294,692	—
Convertible bonds and notes	—	3,245,459	—
Corporate bonds and notes	—	50,716,686	—
Foreign government and agency bonds and notes	—	17,927,313	—
Mortgage-backed securities	—	49,800,855	—
U.S. government and agency mortgage obligations	—	361,754,633	—
U.S. treasury obligations	—	725,313	—
Short-term investments	4,818,000	185,779,693	—

Totals by level	$4,818,000	$704,450,467	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(89,382)	$—
Futures contracts	(463,399)	—	—
Forward premium swap option contracts	—	2,760,106	—
TBA sale commitments	—	(270,441,405)	—
Interest rate swap contracts	—	8,201,713	—
Credit default contracts	—	1,087,367	—

Totals by level	$(463,399)	$(258,481,601)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$819,300,000
Written swap option contracts (contract amount)	$298,100,000
Futures contracts (number of contracts)	600
Forward currency contracts (contract amount)	$27,800,000
Centrally cleared interest rate swap contracts (notional)	$2,344,700,000
OTC credit default contracts (notional)	$30,600,000
Centrally cleared credit default contracts (notional)	$7,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com